SHARE CAPITAL AND SHARE PREMIUM (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
SCHEDULE OF SHARE CAPITAL AND SHARE PREMIUM
						Share capital
		Share Capital		Share	Capital	net of capital
	Notes	Shares	Amount	premium	reserve	reserve
			USD	USD	USD	USD
Balance at 1 April 2023		11,582	3,725,301	-	-	3,725,301
Exercise of share option awards	(a)	44	27,368	-	-	27,368
Balance at 31 March 2024 pre-recapitalized		11,626	3,752,669	-	-	3,752,669
Share exchange of DSL (1:410 exchange ratio)	(b)	4,755,034	(3,752,192)	-	3,752,192	-
Sub-total		4,766,660	477	-	3,752,192	3,752,669
Founding share of the Company	(b)	1	-	-	-	-
Sub-total		4,766,661	477	-	3,752,192	3,752,669
Share Subdivision	(c)	4,766,661	-	-	-	-
Balance at 31 March 2024 Recapitalized		9,533,322	477	-	3,752,192	3,752,669

Balance at 1 April 2024		11,626	3,752,669	-	-	3,752,669
Exercise of share option awards pre-capitalization	(d)	44	27,368	-	-	27,368
Allotment of shares to Rhino Ventures	(e)	5,086	1,346,800	-	-	1,346,800
Pre-capitalized balance		16,756	5,126,837	-	-	5,126,837
Share exchange of DSL (1:410 exchange ratio)	(b)	6,853,204	(5,126,150)	-	5,126,150	-
Sub-total		6,869,960	687	-	5,126,150	5,126,837
Founding share of the Company	(b)	1	-	-	-	-
Sub-total		6,869,961	687	-	5,126,150	5,126,837
Share Subdivision	(c)	6,869,961	-	-	-	-
Recapitalized balance		13,739,922	687	-	5,126,150	5,126,837
Exercise of share option awards post-capitalization	(f)	1,003,680	50	1,768,661	-	1,768,711
Balance at 30 September 2024		14,743,602	737	1,768,661	5,126,150	6,895,548

Notes:

(a)	In October 2023, DSL issued 44 shares to an employee via the exercising of vested employee share options. These shares rank pari passu with the existing ordinary shares of DSL in all respects. These shares equate to 36,080 shares post the Recapitalization.

(b)	On 15 July 2024, the Company completed a Share Exchange Transaction (the “Transaction”) with DSL and each of the shareholders of DSL. Prior to the Transaction, the Company had issued one founding share with a par value of USD 0.0001 and was a newly incorporated entity without material business activities, while DSL was the parent of the Diginex group of companies (“DSL Group”). The Transaction resulted in the Company becoming the immediate holding company of DSL Group and DSL became a wholly owned subsidiary of the Company. The Transaction resulted in one share in DSL being exchanged for four hundred and ten (410) shares in the Company.

(c)	On 26 July 2024, the authorized share capital of the Company changed to USD50,000 divided into 960,000,000 Ordinary Shares of USD0.00005 par value each and 40,000,000 Preferred Shares of USD0.00005 par value each (the “Share Subdivision”). The Share Subdivision resulted in the shareholding of each Company shareholder increasing by a multiple of two.

(d)	In April 2024, DSL issued 44 shares to an employee via the exercising of vested employee share options. These shares rank pari passu with the existing ordinary shares of DSL in all respects. These shares equate to 36,080 shares post the Recapitalization.

(e)	In May 2024, the Group completed an $8.0 million capital raise with its immediate holding company, Rhino Venture. Upon the completion of the capital raise, the Company allotted 5,086 ordinary shares and 10,172 warrants to Rhino Venture. The warrants have a fair value of $6.7 million and $1.3 million being allocated to share capital with a total value recognized in reserves of $8.0 million. These shares amounted to 4,170,520 shares in the Company post Recapitalization and at the same time the warrants were cancelled in DSL with 4,170,520 warrants being issued, with the same economic rights, by the Company.

(f)	In August 2024, the Company issued 1,003,680 shares to certain employees via the exercising of vested employee share options. These shares rank pari passu with the existing ordinary shares of the Company in all respects.

					Share capital
		Share Capital		Capital	net of capital
	Notes	Shares	Amount	reserve	reserve
			USD	USD	USD
Balance at 1 April 2022 and 31 March 2023 pre-capitalized		11,582	3,725,301	-	3,725,301
Share exchange of DSL (1:410 exchange ratio)	(a)	4,737,038	(3,724,826)	3,724,826	-
Sub-total		4,748,620	475	3,724,826	3,725,301
Share Subdivision	(b)	4,748,620	-	-	-
Balance at 31 March 2023 Recapitalized		9,497,240	475	3,724,826	3,725,301

Balance at 1 April 2023		11,582	3,725,301	-	3,725,301
Exercise of share option awards	(c)	44	27,368	-	27,368
Balance at 31 March 2024 pre-recapitalized		11,626	3,752,669	-	3,752,669
Share exchange of DSL (1:410 exchange ratio)	(a)	4,755,034	(3,752,192)	3,752,192	-
Sub-total		4,766,660	477	3,752,192	3,752,669
Founding share of the Company		1	-	-	-
Sub-total		4,766,661	477	3,752,192	3,752,669
Share Subdivision	(b)	4,766,661	-	-	-
Balance at 31 March 2024 Recapitalized		9,533,322	477	3,752,192	3,752,669

Notes:

(a)	On 15 July 2024, the Company completed a Share Exchange Transaction (the “Transaction”) with DSL and each of the shareholders of DSL. Prior to the Transaction, the Company had issued one founding share with a par value of USD 0.0001 and was a newly incorporated entity without material business activities, while DSL was the parent of the Diginex group of companies (“DSL Group”). The Transaction resulted in the Company becoming the immediate holding company of DSL Group and DSL became a wholly owned subsidiary of the Company. The Transaction resulted in one share in DSL being exchanged for four hundred and ten (410) shares in the Company.

(b)	On 26 July 2024, the authorized share capital of the Company changed to USD50,000 divided into 960,000,000 Ordinary Shares of USD0.00005 par value each and 40,000,000 Preferred Shares of USD0.00005 par value each (the “Share Subdivision”). The Share Subdivision resulted in the shareholding of each Company shareholder increasing by a multiple of two.

(c)	In October 2023, DSL issued 44 shares to an employee via the exercising of vested employee share options. These shares rank pari passu with the existing ordinary shares of DSL in all respects. These shares equate to 36,080 shares post the Recapitalization.